PRE-OPENING EXPENSES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
PRE-OPENING EXPENSES
Rents	¥ 30		¥ 84	¥ 68
Personnel costs	1		5	5
Others	4		6	8
Total	¥ 35	$ 5	¥ 95	¥ 81